Employee Defined Benefit Obligations - Summary of Net Defined Benefit Asset (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Continuing operations - administrative and marketing expenses	$ 6.6	$ 1.5
Discontinued operations	6.2	1.0
Net defined benefit liability asset included in profit or loss	$ 12.8	$ 2.5